14. Contract asset (Tables)	12 Months Ended
Dec. 31, 2018
Contract Asset Tables Abstract
Contract asset
	January 1, 2018	Additions	Contract renewal	Transfers of Works (*)	December 31, 2018
Contract asset arising from:
Agreements – equity value	1,303,552	367,199	(284,856)	(475,481)	910,414
Agreements – economic value	233,361	111,703	-	(96,676)	248,388
Program contracts	1,809,257	806,554	284,856	(676,695)	2,223,972
Services contracts – São Paulo	6,733,732	1,788,210	-	(4,867,158)	3,654,784
Software license	533	52,183	-	(52,700)	16
Inventories	298,340	63,075	-	-	361,415
Advance to suppliers	8,940	19	-	-	8,959
Total	10,387,715	3,188,943	-	(6,168,710)	7,407,948

(*) Work in progress transferred from contract asset to intangible asset.